10-K Related party transactions (Tables)	3 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The following table summarizes the Company’s transactions with related parties during the years ended December 31, 2025, 2024, and 2023:

	Years Ended
Transaction	December 31, 2025	December 31, 2024	December 31, 2023

Consulting fees(1)	$2,268	$3,975	$915
Travel and reimbursement(2)	23	28	45
Rent expense(3)(4)	715	236	—
Platform fees(5)(6)	388	3,274	2,069
Senior Secured Notes - 2026(7)	454	883	886
	$3,848	$8,395	$3,915

(1) Consulting fees relate to real estate management and general advisory services provided by (i) Frontline Real Estate Partners ("Frontline"), LLC, a company controlled by Mitchell Kahn, a former Board member, (ii) Measure 8 Venture Management, LLC (“Measure 8”), an investment company controlled by Boris Jordan, CEO, Chairman and control person of the Company (including funds managed by Measure 8), (iii) Architecture & Engineering Solutions, LLC, ("Architecture & Engineering Solutions") a company controlled by an immediate family member of Luke Flood, a senior vice president of the Company and (iv) PNP Construction LLC ("PNP Construction"), a company controlled by an immediate family member of Karim Bouaziz, a former senior vice president of the Company. There are on-going contractual commitments related to these transactions. Consulting fees incurred for the years ended December 31, 2025, 2024, and 2023, respectively, were (i) Frontline: $0.2 million, less than $0.1 million, and $0.4 million; (ii) Measure 8: less than $0.1 million, less than $0.1 million, and $0.4 million; (iii) Architecture & Engineering Solutions: $0.0 million, $0.2 million and $0.0 million and PNP Construction: $0.0 million, $3.8 million, and $0.0 million.

(2) Travel and reimbursement relate to payments made to various Board members for reimbursement of expenses incurred while performing their duties in that capacity.
(3) Rent expense relates to a lease between GR Companies, Inc. and FREP Elm Place II, LLC, a company owned in part by Mitchell Kahn, a Board member. There are on-going contractual commitments related to the lease arrangement.

(4) Rent expense relates to a lease between NGC and Ontario Ltd., a company in which Lisa McCormack, previously the CEO of NGC, served as a Director. There are on-going contractual commitments related to the lease arrangement.

(5) Leaf Trade and Sweed provide Curaleaf with their B2B platform for the Company’s wholesale operations in exchange for fees to use the platform. Measure 8 acquired a 6.19% stake in High Tech Holdings, Inc. (“High Tech Holdings”), the parent holding company of Leaf Trade and Sweed, and received a seat on the board of directors of High Tech Holdings.

(6) Platform fees for Fyllo. Mitchell Kahn, a former Board member, is also on Fyllo’s board of directors.
(7) During the years ended December 31, 2025 and 2024, Baldwin Holdings, LLC (“Baldwin Holdings”), in which Joseph F. Lusardi, the Company’s Executive Vice Chairman, owned a direct equity interest, held $10.0 million and $5.0 million, respectively, of the Company’s Senior Secured Notes - 2026 prior to their cancellation; and therefore, a portion of interest expense recognized by the Company under the Senior Secured Notes - 2026 was attributable to Baldwin Holdings. Baldwin Holdings did not participate in the Senior Notes - 2029 and its Senior Secured Notes - 2026 were fully extinguished upon repayment.